UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number: 028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 14, 2012


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 84


Form 13F Information Table Value Total: $121,655





List of Other Included Managers:




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3439    37206 SH       SOLE                    34280              2926
AMC Networks                   COM              00164v103      240     5511 SH       SOLE                     5086               425
AT&T Corp.                     COM              00206r102      305     8094 SH       SOLE                     7594               500
Advance Auto Parts             COM              00751y106     1941    28360 SH       SOLE                    27460               900
Alerian MLP ETF                ETF              00162q866      331    20000 SH       SOLE                    18800              1200
Altria Group                   COM              02209S103      495    14812 SH       SOLE                    14637               175
American Express               COM              025816109      446     7850 SH       SOLE                     7500               350
American Int'l Group           COM              026874107      202     6150 SH       SOLE                     5850               300
Ascena Retail Group            COM              04351g101      746    34800 SH       SOLE                    34800
BP Plc ADR                     COM              055622104      407     9600 SH       SOLE                     9600
Berkshire Hathaway A           COM              084670108     3317       25 SH       SOLE                       15                10
Berkshire Hathaway B           COM              084670702     7800    88439 SH       SOLE                    85324              3115
Bristol-Myers Squibb           COM              110122108      234     6925 SH       SOLE                     6925
CH Robinson Worldwide          COM              12541w209      417     7125 SH       SOLE                     6825               300
Cablevision Systems            COM              12686C109      973    61366 SH       SOLE                    53450              7916
Cimarex Energy Co.             COM              171798101      205     3500 SH       SOLE                     3500
Cintas Corp.                   COM              172908105      891    21515 SH       SOLE                    21515
Clarcor, Inc.                  COM              179895107      312     7000 SH       SOLE                     7000
Coca-Cola Co.                  COM              191216100     3947   104050 SH       SOLE                   101649              2401
Comcast A SPCL                 COM              20030N200     3553   102062 SH       SOLE                    93360              8702
Costco Wholesale               COM              22160K105     2134    21305 SH       SOLE                    20705               600
DIRECTV                        COM              25490a309     2680    51099 SH       SOLE                    45845              5254
DaVita, Inc.                   COM              23918k108      477     4600 SH       SOLE                     3650               950
Darden Restaurants             COM              237194105      216     3875 SH       SOLE                     3475               400
Diageo PLC ADR                 COM              25243Q205     4334    38442 SH       SOLE                    35992              2450
Disney (Walt) Co.              COM              254687106     1149    21985 SH       SOLE                    20885              1100
Donegal Group A                COM              257701201      175    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2337    52490 SH       SOLE                    51790               700
Exelon Corp.                   COM              30161n101      902    25340 SH       SOLE                    25340
ExxonMobil Corp.               COM              30231G102     3625    39642 SH       SOLE                    33117              6525
General Electric               COM              369604103     1299    57200 SH       SOLE                    48700              8500
Genuine Parts                  COM              372460105      314     5150 SH       SOLE                     5150
Google, Inc.                   COM              38259p508     2024     2682 SH       SOLE                     2347               335
Harley Davidson                COM              412822108     1101    25991 SH       SOLE                    21990              4001
Helmerich & Payne              COM              423452101      281     5900 SH       SOLE                     5500               400
Home Depot                     COM              437076102     1440    23860 SH       SOLE                    23110               750
Int'l Business Machines        COM              459200101     1374     6625 SH       SOLE                     5950               675
International Speedway         COM              460335201      309    10890 SH       SOLE                    10890
Interpublic Group              COM              460690100      161    14500 SH       SOLE                    14500
J & J Snack Foods              COM              466032109      384     6700 SH       SOLE                     6700
JPMorgan Chase                 COM              46625H100      229     5650 SH       SOLE                     5050               600
Johnson & Johnson              COM              478160104     3460    50207 SH       SOLE                    47054              3153
Kaman Corp.                    COM              483548103      287     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      276     8978 SH       SOLE                     4975              4003
Kraft Foods                    COM              50075n104     2242    54225 SH       SOLE                    49275              4950
Laboratory Corp.               COM              50540R409      303     3275 SH       SOLE                     3275
Leucadia National              COM              527288104      500    21975 SH       SOLE                    21675               300
Liberty Media Corp.            COM              530322106      211     2025 SH       SOLE                     1825               200
Loews Corp.                    COM              540424108      506    12255 SH       SOLE                    12255
Madison Square Garden          COM              55826p100      222     5525 SH       SOLE                     5525
Martin Marietta Matrls.        COM              573284106     1342    16192 SH       SOLE                    13841              2351
McDonalds Corp.                COM              580135101      569     6201 SH       SOLE                     6201
Met-Pro Corp.                  COM              590876306      152    17000 SH       SOLE                    17000
Microsoft Corp.                COM              594918104     5518   185429 SH       SOLE                   172275             13153
Mohawk Industries              COM              608190104     4581    57250 SH       SOLE                    54350              2900
Nestle Reg ADR                 COM              641069406     5841    92407 SH       SOLE                    90757              1650
Penn National                  COM              707569109      309     7175 SH       SOLE                     7175
Pfizer, Inc.                   COM              717081103      332    13350 SH       SOLE                     1350             12000
Philip Morris Int'l Inc.       COM              718172109     2043    22712 SH       SOLE                    21837               875
PIMCO Total Return ETF         ETF              72201r775      873 8025.266 SH       SOLE                 8025.266
Pool Corp.                     COM              73278l105      301     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1410    20330 SH       SOLE                    18155              2175
Progressive Corp.              COM              743315103     3218   155175 SH       SOLE                   130650             24525
Sirona Dental Systems          COM              82966c103      881    15470 SH       SOLE                    14820               650
T J X Companies                COM              872540109     7958   177673 SH       SOLE                   161672             16001
Teledyne Technologies          COM              879360105      330     5200 SH       SOLE                     5200
Thor Industries                COM              885160101      463    12750 SH       SOLE                    12750
Tiffany & Company              COM              886547108     2717    43910 SH       SOLE                    41160              2750
Time Warner                    COM              887317303      536    11817 SH       SOLE                    11817
Travelers, Inc.                COM              89417E109     1721    25216 SH       SOLE                    24640               576
U.S. Bancorp                   COM              902973304      403    11750 SH       SOLE                    11000               750
USG Corp.                      COM              903293405      373    17000 SH       SOLE                    16000              1000
United Health Group            COM              91324P102     1229    22177 SH       SOLE                    21475               702
Valeant Pharmaceuticals        COM              91911k102     1445    26150 SH       SOLE                    23950              2200
Vgd Emerging Mkts ETF          ETF              922042858      243     5825 SH       SOLE                     5725               100
Verizon Communications         COM              92343V104      400     8788 SH       SOLE                     8588               200
Wal-Mart Stores                COM              931142103     4765    64569 SH       SOLE                    59969              4600
Walgreen Co.                   COM              931422109     1341    36795 SH       SOLE                    32745              4050
Watts Water Tech.              COM              942749102      227     6000 SH       SOLE                     6000
WellPoint Inc.                 COM              94973v107      404     6960 SH       SOLE                     6610               350
Wells Fargo                    COM              949746101     3103    89876 SH       SOLE                    89076               800
Western Union                  COM              959802109      238    13050 SH       SOLE                    13050
Whirlpool Corp.                COM              963320106      707     8525 SH       SOLE                     8175               350
Whole Foods Market             COM              966837106      527     5415 SH       SOLE                     5415

